PNC MULTI-FACTOR SMALL CAP VALUE FUND (Prospectus Summary): | PNC MULTI-FACTOR SMALL CAP VALUE FUND
PNC Multi-Factor Small Cap Value Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund on page 23 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Value Fund on page 35 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.